Document And Entity Information	12 Months Ended
Mar. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0002020228
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--03-31
Document Period End Date	Mar. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42728
Entity Registrant Name	Masonglory Limited
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 8, 25/F, CRE Centre
Entity Address, Address Line Two	889 Cheung Sha Wan
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	Ordinary Shares, par value US$0.0001 per share
Trading Symbol	MSGY
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	12,500,000
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	Yes
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statement

We have audited the accompanying consolidated balance sheets of Masonglory Limited and its subsidiaries (the ‘Company’) as of March 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive income, consolidated statements of changes in shareholders’ equity, and consolidated statements of cash flows for each of the three years in the period ended March 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of March 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	J&S ASSOCIATE PLT
Auditor Firm ID	6743
Auditor Location	Kuala Lumpur, Malaysia
Amendment Flag	false
Document Fiscal Period Focus	FY
Entity Address, Postal Zip Code	000000
Business Contact
Document Information Line Items
Contact Personnel Name	Tse Tsz Tun
Entity Address, Address Line One	Room 8, 25/F, CRE Centre
Entity Address, Address Line Two	889 Cheung Sha Wan
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	3997 3682
Entity Address, Postal Zip Code	000000